Stock-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 18, 2016 $ / shares shares	May 10, 2016 shares	Jun. 19, 2015 USD ($)	May 15, 2015	Jan. 02, 2015 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 13, 2013 USD ($) shares	Jun. 30, 2015 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 $ / shares shares	Mar. 31, 2016 USD ($) Number shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Number $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 27, 2013 USD ($)
Exercise of stock options to purchase shares | shares							200,000
Value of shares exercised							$ 100							$ 2,782	$ 506	$ 345
Expected terms (in years)														6 years 4 months 17 days		6 years 6 months
Volatility rate														49.30%		61.20%
Risk-free interest rate														2.16%		1.00%
Expected dividend rate														0.00%	0.00%	0.00%
Stock-based compensation												$ 2,581	$ 1,918	$ 2,687	$ 1,475	$ 770
Description of plan

Shareholders approved (1) an increase of 2,000,000 shares in the number of shares available for option awards under the 2011 Equity Incentive Plan, and (2) an Employee Stock Purchase Plan, with an initial 250,000 shares with annual increases of shares available equal to the lesser of (i) 1% of outstanding shares or (ii) 100,000 shares.

Outstanding balance, Loan						$ 109								5	109
Outstanding balance including accrued interest						$ 43,000								0	43,000
Issued common stock for services, Shares | shares								23,136
Issued common stock for services, Amount														324	178
General and administrative [Member]
Fair value of options															$ 393
Volatility rate															50.00%
Expected dividend rate															0.00%
Stock-based compensation												$ 1,903	$ 918	$ 1,523	$ 736	$ 203
Restricted Stock Units [Member]
Period of recognized compensation cost												2 years 10 months 17 days		3 years 7 months 17 days
Total non vested unrecognized compensation cost												$ 1,699		$ 2,142
Mr. Jonathan Will McGuire [Member]
Period of recognized compensation cost										3 years
Exercise of stock options to purchase shares | shares					59,063			150,000
Exercise price (in dollars per share) | $ / shares					$ 4.75			$ 4.75		$ 4.25
Share price (in dollars per share) | $ / shares						$ 10.26									$ 10.26
Number of shares surrendered | shares						12,055									12,055
Value of shares surrendered						$ 124									$ 124
Number of options granted | shares						27,344		50,753		125,000
Stock-based compensation			$ 390
Mr. Jonathan Will McGuire [Member] | Restricted Stock Units [Member]
Share price (in dollars per share) | $ / shares	$ 3.76
Number of vested shares | shares	47,500
Number of vested shares sold | shares	190,000
Certain Employees and Contractors [Member]
Exercise of stock options to purchase shares | shares												95,493
Value of shares exercised												$ 479
Number of options granted | shares												659,973
Exercisable terms												10 years
Vesting period												4 years
Fair value of options												$ 1,350
Expected terms (in years)												6 years 3 months
Volatility rate												48.20%
Expected dividend rate												0.00%
Outside Attorney [Member]
Exercise price (in dollars per share) | $ / shares												$ 5.23
Share price (in dollars per share) | $ / shares												$ 1.77
Number of options granted | shares												30,000
Exercisable terms												4 years
Fair value of options												$ 53
Expected terms (in years)												6 years 3 months
Volatility rate												48.20%
Risk-free interest rate												1.87%
Expected dividend rate												0.00%
Issued common stock for services, Shares | shares															21,215
Issued common stock for services, Amount															$ 170
Issued common stock for services, per share | $ / shares															$ 7.00
Balance common stock for services, per share | $ / shares															$ 9.00
Percentage of fair value common stock granted												125.00%
Consultant [Member]
Number of vested shares | shares											98,681				232,003
Stock-based compensation											$ 55				$ 235
Description of vesting terms											All unvested options for this employee were terminated when this employee ceased full-time employment with the Company.				All unvested options for employees were terminated when they ceased full-time employment with the Company.
Loans bear interest																	1.64%
Extended a full-recourse loan																	$ 127
Quarterly installments, Loan																	$ 16
Number of employees | Number											1				4
Non-officer employee [Member]
Outstanding balance, Loan						$ 10								$ 0	$ 10
Mr. Mann [Member] | General and administrative [Member]
Issued common stock for services, Shares | shares									25,000
Issued common stock for services, Amount									$ 175
Issued common stock for services, per share | $ / shares									$ 7.00
Minimum [Member]
Expected terms (in years)														6 years 3 months	1 year 6 months
Volatility rate														47.50%	50.00%
Risk-free interest rate														1.93%	0.30%
Loans bear interest														1.27%
Minimum [Member] | Certain Employees and Contractors [Member]
Exercise price (in dollars per share) | $ / shares												$ 3.44
Share price (in dollars per share) | $ / shares												$ 1.64
Risk-free interest rate												1.40%
Maximum [Member]
Expected terms (in years)														6 years 6 months	6 years 6 months
Volatility rate														50.40%	61.20%
Risk-free interest rate														2.21%	2.20%
Loans bear interest														1.91%
Maximum [Member] | Certain Employees and Contractors [Member]
Exercise price (in dollars per share) | $ / shares												$ 5.16
Share price (in dollars per share) | $ / shares												$ 2.47
Risk-free interest rate												1.87%
2011 Equity Incentive Plan [Member]
Number of shares authorized | shares												3,500,000		3,500,000
Number of shares options granted | shares												7,500,000		6,000,000
Aggregate exercisable intrinsic value						$ 10,080						$ 0		$ 1,294	$ 10,080
Total unrecognized compensation cost of options												$ 6,900		$ 9,148
Period of recognized compensation cost												2 years 10 months 2 days		3 years 2 months 1 day
Exercisable terms												10 years		10 years
2011 Equity Incentive Plan [Member] | Minimum [Member]
Vesting period												4 years		4 years
2011 Equity Incentive Plan [Member] | Maximum [Member]
Vesting period												5 years		5 years
Second Sight 2011 Equity Incentive Plan [Member]
Number of shares authorized | shares		6,000,000
Maximum number of shares authorized | shares		7,500,000
Employee Stock Purchase Plan [Member]
Description of plan

Under the ESPP, shares of the Company's common stock may be purchased at six-month intervals at 85% of the lower of the closing fair market value of the common stock (i) on the first trading day of the offering period or (ii) on the last trading day of the purchase period. An employee may purchase in any one calendar year shares of common stock having an aggregate fair market value of up to $25,000 determined as of the first trading day of the offering period. Additionally, a participating employee may not purchase more than 100,000 shares of common stock in any one offering period.

Number of shares issued | shares												154,225		52,469
Proceeds from purchase of stock												$ 337
Employment Agreement [Member] | Mr. Jonathan Will McGuire [Member]
Number of options granted | shares														420,000
Fair value of stock option granted														$ 2,574
Stock option recognized														$ 240
Employment Agreement [Member] | Mr. Jonathan Will McGuire [Member] | Restricted Stock Units [Member]
Number of options granted | shares														190,000
Vesting period														4 years
Description of vesting terms														With 25% vesting on the first anniversary of the grant date, and the remainder vesting thereafter in twelve equal installments of 6.25% on the quarterly anniversaries of the grant date.
Fair value of stock option granted														$ 2,362
Stock option recognized														$ 220
Exercise price of the options (in dollars per share) | $ / shares														$ 12.43